UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Select Money Market Portfolio

November 30, 2009

1.810699.105

MON-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Yield (a)	Principal Amount	Value
Florida Timber Finance III LLC
12/7/09	0.25% (d)	$ 40,000,000	$ 40,000,000
LP Pinewood SPV LLC
12/7/09	0.25 (d)	10,000,000	10,000,000
TOTAL CORPORATE BONDS			50,000,000
Certificates of Deposit - 43.4%

Domestic Certificates Of Deposit - 0.3%
BNP Paribas New York Branch
8/13/10	0.40	27,000,000	27,000,000
London Branch, Eurodollar, Foreign Banks - 16.6%
Banco Bilbao Vizcaya Argentaria SA
12/28/09 to 1/29/10	0.24 to 0.31	67,000,000	67,000,943
Commonwealth Bank of Australia
12/1/09 to 12/31/09	0.50 to 0.55	69,000,000	69,000,000
Credit Agricole SA
12/1/09 to 7/26/10	0.29 to 0.70 (d)	396,000,000	396,000,000
Credit Industriel et Commercial
12/3/09 to 1/21/10	0.36 to 0.50	138,000,000	138,000,000
Danske Bank AS
12/10/09	0.24	25,000,000	25,000,000
HSBC Bank PLC
11/22/10	0.60	25,000,000	25,000,000
ING Bank NV
12/3/09 to 1/8/10	0.20 to 0.40	211,000,000	211,000,000
Landesbank Hessen-Thuringen
1/4/10 to 3/23/10	0.41 to 0.63	125,000,000	125,000,000
National Australia Bank Ltd.
3/10/10 to 4/1/10	0.35 to 0.40	225,000,000	225,000,000
UniCredit SpA
12/7/09 to 12/16/09	0.35 to 0.37	50,000,000	50,000,000
			1,331,000,943
New York Branch, Yankee Dollar, Foreign Banks - 26.5%
Bank of Nova Scotia
12/8/09 to 2/22/10	0.27 to 0.48 (d)	107,000,000	107,000,000
Bank of Nova Scotia Institutional
12/7/09	0.25 (d)	49,000,000	49,000,000
Bank Tokyo-Mitsubishi UFJ Ltd.
12/7/09 to 2/8/10	0.23 to 0.51	307,000,000	307,000,000
Barclays Bank PLC
12/16/09	0.35 (d)	99,000,000	99,000,000
BNP Paribas New York Branch
9/1/10	0.41	25,000,000	25,000,000

Due Date	Yield (a)	Principal Amount	Value
BNP Paribas SA
1/25/10 to 8/12/10	0.40 to 0.59%	$ 88,000,000	$ 88,000,000
Canadian Imperial Bank of Commerce, New York
12/9/09 to 12/17/09	0.27 to 0.29 (d)	99,000,000	99,000,000
Commerzbank AG
2/23/10 to 3/2/10	0.35	93,000,000	93,000,000
Fortis Banque SA
12/15/09	0.21	25,000,000	25,000,000
Intesa Sanpaolo SpA
1/6/10	0.61	50,000,000	50,000,000
Lloyds TSB Bank PLC
12/7/09 to 12/14/09	0.21	86,000,000	86,000,000
Natexis Banques Populaires NY
2/10/10 to 3/1/10	0.30 to 1.07 (d)	96,000,000	96,000,000
Natixis New York Branch
12/22/09	0.64 (d)	40,000,000	40,000,000
Natixis SA
2/10/10	0.35	75,000,000	75,000,000
Rabobank Nederland
12/7/09 to 5/18/10	0.23 to 1.20 (d)	228,000,000	228,035,414
Royal Bank of Canada
1/4/10	0.61 (d)	75,000,000	75,000,000
Royal Bank of Canada New York Branch
12/29/09	0.23 (d)	6,000,000	6,000,000
Royal Bank of Scotland PLC
12/7/09 to 4/1/10	0.21 to 0.80	168,000,000	168,000,000
Royal Bank of Scotland PLC Connecticut Branch
12/21/09	0.52 (d)	40,000,000	40,000,000
5/21/10	0.54	40,000,000	40,000,000
Skandinaviska Enskilda Banken AB
12/29/09	0.30	34,000,000	34,000,000
Societe Generale
2/5/10	0.38 (d)	13,000,000	13,000,000
Societe Generale Institutional CD Program
12/30/09	0.26 (d)	64,000,000	64,000,000
Sumitomo Mitsui Banking Corp.
12/10/09 to 1/14/10	0.22 to 0.30	35,000,000	35,000,000
Toronto-Dominion Bank
12/7/09 to 4/16/10	0.23 to 1.60 (d)	158,000,000	158,000,000
UniCredit SpA
1/8/10	0.36	22,000,000	22,000,000
			2,122,035,414
TOTAL CERTIFICATES OF DEPOSIT			3,480,036,357
Commercial Paper - 18.1%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
1/26/10	0.36% (d)	$ 37,000,000	$ 37,000,000
Autobahn Funding
12/1/09	0.50	12,000,000	12,000,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
12/17/09 to 3/18/10	0.20 to 0.30	38,000,000	37,976,553
Commerzbank U.S. Finance, Inc.
12/9/09 to 1/22/10	0.21 to 0.44	133,000,000	132,944,491
CVS Caremark Corp.
12/2/09	0.25	2,000,000	1,999,986
Dakota Notes (Citibank Credit Card Issuance Trust)
12/1/09 to 2/11/10	0.22 to 0.35	182,700,000	182,643,991
Devon Energy Corp.
1/20/10 to 1/26/10	0.31 to 0.36	18,000,000	17,991,160
Emerald Notes (BA Credit Card Trust)
12/7/09 to 1/4/10	0.60 to 0.69	25,000,000	24,992,822
Groupe BPCE
12/3/09 to 12/8/09	0.50 to 0.51	28,000,000	27,998,223
Intesa Funding LLC
1/15/10	0.62 to 0.68	12,000,000	11,990,175
Irish Republic
12/15/09 to 2/12/10	0.32 to 0.42	66,000,000	65,962,045
Landesbank Baden-Wuert
12/7/09 to 12/11/09	0.25 to 0.30	204,000,000	203,986,714
Landesbank Hessen-Thuringen
1/5/10 to 2/8/10	0.45 to 0.60	30,000,000	29,979,708
Natexis Banques Populaires U.S. Finance Co. LLC
12/3/09 to 2/22/10	0.24 to 0.45	134,000,000	133,946,584
Nationwide Building Society
2/16/10 to 3/1/10	0.30 to 0.37	57,000,000	56,954,650
Palisades Notes (Citibank Omni Master Trust)
12/1/09 to 12/7/09	0.90	60,000,000	59,997,200
Pfizer, Inc.
4/20/10 to 4/30/10	0.60 to 0.65	34,000,000	33,914,091
Sanpaolo IMI U.S. Financial Co.
12/17/09	0.59	27,000,000	26,992,920
Skandinaviska Enskilda Banken AB
12/18/09	0.33	4,000,000	3,999,377

Due Date	Yield (a)	Principal Amount	Value
Time Warner Cable, Inc.
1/11/10 to 1/28/10	0.45 to 0.48%	$ 49,000,000	$ 48,968,089
Toronto Dominion Holdings (USA)
3/8/10	0.55	5,000,000	4,992,590
Transocean Ltd.
12/1/09 to 1/25/10	0.34 to 0.37	25,000,000	24,997,174
UniCredito Italiano Bank (Ireland) PLC
12/24/09 to 2/12/10	0.35 to 0.45	119,000,000	118,927,855
Westpac Banking Corp.
12/9/09 to 5/11/10	0.27 to 0.70 (d)	148,000,000	147,920,069
TOTAL COMMERCIAL PAPER			1,449,076,467
U.S. Government and Government Agency Obligations - 2.3%

Other Government Related - 2.3%
Bank of America NA (FDIC Guaranteed)
12/14/09 to 1/29/10	0.33 (c)(d)	113,347,000	113,347,000
Citibank NA (FDIC Guaranteed)
12/30/09	0.33 (c)(d)	5,000,000	5,000,000
General Electric Capital Corp. (FDIC Guaranteed)
1/8/10	0.33 (c)(d)	68,625,000	68,625,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			186,972,000
Federal Agencies - 11.0%

Federal Home Loan Bank - 8.5%
12/2/09 to 10/28/10	0.24 to 1.15 (d)	682,300,000	682,354,017
Freddie Mac - 2.5%
12/3/09 to 12/10/09	0.27 to 0.31 (d)	200,000,000	199,938,538
TOTAL FEDERAL AGENCIES	882,292,555
U.S. Treasury Obligations - 7.8%

U.S. Treasury Bills - 6.8%
12/17/09 to 9/23/10	0.39 to 0.71 (f)	546,000,000	544,694,724
U.S. Treasury Notes - 1.0%
5/15/10 to 8/15/10	0.40 to 0.50	81,000,000	82,776,045
TOTAL U.S. TREASURY OBLIGATIONS	627,470,769
Bank Notes - 0.2%
Due Date	Yield (a)	Principal Amount	Value
Bank of America NA
2/18/10 to 2/19/10	0.30%	$ 18,000,000	$ 18,000,000
Medium-Term Notes - 5.7%

AT&T, Inc.
1/4/10	0.74 (b)(d)	65,000,000	65,000,000
Bank of Montreal
12/4/09	0.76 (b)(d)	27,000,000	27,000,000
Banque Federative du Credit Mutuel
2/26/10	0.65 (b)(d)	28,000,000	28,000,000
BNP Paribas SA
2/16/10	0.50 (d)	36,000,000	36,000,000
BP Capital Markets PLC
12/11/09	0.42 (d)	25,000,000	25,000,000
Cellco Partnership
12/29/09	0.78 (b)(d)	34,000,000	34,000,000
Commonwealth Bank of Australia
12/31/09	0.50 (b)(d)	49,000,000	49,000,000
General Electric Capital Corp.
1/4/10	0.31 (d)	3,000,000	3,000,077
Metropolitan Life Global Funding I
3/8/10	0.99 (b)(d)	13,000,000	13,000,000
New York Life Insurance Co.
12/30/09 to 2/26/10	1.30 to 1.43 (d)(g)	47,000,000	47,000,000
Royal Bank of Canada
12/15/09	0.66 (b)(d)	50,000,000	50,000,000
Verizon Communications, Inc.
12/15/09	0.70 (d)	17,000,000	17,000,000
Westpac Banking Corp.
12/23/09	0.27 (b)(d)	63,000,000	63,000,000
TOTAL MEDIUM-TERM NOTES			457,000,077
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
1/4/10	1.04 (d)(g)	5,000,000	5,000,000
Asset-Backed Securities - 0.8%

Bank of America Auto Trust
9/15/10	0.40 (b)	4,625,875	4,625,875
BMW Vehicle Lease Trust
6/15/10	0.79	2,709,748	2,709,748
Harley-Davidson Motorcycle Trust
5/17/10	1.49	2,008,838	2,008,838

Due Date	Yield (a)	Principal Amount	Value
Honda Auto Receivables Owner Trust
5/17/10 to 7/15/10	0.75 to 1.32%	$ 12,935,536	$ 12,935,536
John Deere Owner Trust
7/2/10 to 11/2/10	0.34 to 1.13	36,049,877	36,049,877
Volkswagen Auto Lease Trust
5/17/10	1.45	1,901,356	1,901,356
TOTAL ASSET-BACKED SECURITIES			60,231,230
Municipal Securities - 0.0%

California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, VRDN
12/7/09	0.25 (d)	3,000,000	3,000,000
Repurchase Agreements - 11.1%
	Maturity Amount
In a joint trading account at 0.17% dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) #	$ 691,003	691,000
With:
Banc of America Securities LLC at 0.64%, dated 11/30/09 due 12/1/09 (Collateralized by Corporate Obligations valued at $81,001,440, 0.24%- 6.86%, 12/9/20 - 9/25/37)	75,001,333	75,000,000
Barclays Capital, Inc. at:
0.36%, dated 11/19/09 due 2/17/10 (Collateralized by Corporate Obligations valued at $3,150,378, 7.25%, 5/14/14)	3,002,700	3,000,000
0.39%, dated 11/30/09 due 12/1/09 (Collateralized by Equity Securities valued at $66,960,757)	62,000,672	62,000,000
0.4%, dated 11/16/09 due 12/16/09 (Collateralized by Equity Securities valued at $20,523,437)	19,006,333	19,000,000
0.55%, dated:
11/6/09 due 2/4/10 (Collateralized by Corporate Obligations valued at $6,482,475, 0.62%, 2/20/14)	6,008,250	6,000,000
11/12/09 due 2/10/10 (Collateralized by Corporate Obligations valued at $5,401,568, 0.64%, 8/7/37)	5,006,875	5,000,000
11/23/09 due 2/19/10 (Collateralized by Corporate Obligations valued at $10,801,320, 0.42%, 12/25/34)	10,013,444	10,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Barclays Capital, Inc. at:
0.6%, dated:
10/23/09 due 1/25/10 (Collateralized by Corporate Obligations valued at $6,484,212, 5.69%, 1/25/37)	$ 6,009,400	$ 6,000,000
10/28/09 due 1/26/10 (Collateralized by Corporate Obligations valued at $6,483,672, 0.4%, 7/25/46)	6,009,000	6,000,000
0.65%, dated:
9/25/09 due 12/22/09 (Collateralized by Corporate Obligations valued at $6,487,839, 0.99%, 6/25/37)	6,009,533	6,000,000
10/2/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $6,487,020, 0.39%, 8/25/36)	6,010,183	6,000,000
BNP Paribas Securities Corp. at 0.29%, dated 11/30/09 due 12/1/09 (Collateralized by Corporate Obligations valued at $29,400,238, 8.5%, 6/15/10)	28,000,226	28,000,000
Citigroup Global Markets, Inc. at:
0.44%, dated 11/30/09 due 12/1/09 (Collateralized by Equity Securities valued at $54,000,672)	50,000,611	50,000,000
0.48%, dated 11/24/09 due 12/1/09 (Collateralized by Equity Securities valued at $6,481,762)	6,000,560	6,000,000
0.79%, dated 11/6/09 due 12/4/09 (Collateralized by Corporate Obligations valued at $6,489,261, 0.94%- 3.5%, 5/15/11 - 11/15/25)	6,003,687	6,000,000
Deutsche Bank Securities, Inc. at:
0.25%, dated 11/16/09 due 12/16/09 (Collateralized by Commercial Paper Obligations valued at $4,121,259, 1/15/10)	4,000,833	4,000,000
0.28%, dated:
11/13/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $14,425,899, 1/5/10 - 1/26/10)	14,006,860	14,000,000
11/16/09 due 1/15/10 (Collateralized by Commercial Paper Obligations valued at $3,090,819, 1/5/10)	3,001,400	3,000,000
0.31%, dated:
10/5/09 due 1/5/10 (Collateralized by Commercial Paper Obligations valued at $8,329,736, 1/5/10)	8,006,338	8,000,000

	Maturity Amount	Value
10/20/09 due 1/20/10 (Collateralized by Commercial Paper Obligations valued at $4,138,415, 1/20/10)	$ 4,003,169	$ 4,000,000
10/26/09 due 1/26/10 (Collateralized by Commercial Paper Obligations valued at $9,324,646, 1/15/10 - 1/20/10)	9,007,130	9,000,000
0.4%, dated:
11/23/09 due 1/7/10 (Collateralized by Corporate Obligations valued at $6,486,531, 5%, 3/20/13)	6,003,000	6,000,000
11/25/09 due 1/11/10 (Collateralized by Corporate Obligations valued at $12,963,905, 5.5%- 10%, 3/1/16 - 12/25/35)	12,006,267	12,000,000
11/30/09 due 1/19/10 (Collateralized by Corporate Obligations valued at $6,480,072, 0.49%- 8%, 11/15/13 - 10/25/37)	6,003,333	6,000,000
Goldman Sachs & Co. at 0.36%, dated 11/24/09 due 12/1/09 (Collateralized by Commercial Paper Obligations valued at $38,112,594, 12/22/09 - 2/22/10) (d)(e)	37,002,590	37,000,000
ING Financial Markets LLC at 0.33%, dated 11/23/09 due 2/22/10 (Collateralized by Corporate Obligations valued at $5,118,151, 5.25%, 12/1/15)	5,004,171	5,000,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations valued at $56,728,480, 0% - 38.59%, 5/25/34 - 12/25/39)	57,000,428	57,000,000
0.31%, dated 11/30/09 due 12/1/09 (Collateralized by Commercial Paper Obligations valued at $21,630,213, 1/6/10)	21,000,181	21,000,000
0.34%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations valued at $184,389,066, 1.21% - 2.13%, 7/8/10 - 6/20/12)	180,001,700	180,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.39%, dated 11/30/09 due 12/1/09 (Collateralized by Equity Securities valued at $97,201,107)	$ 90,000,975	$ 90,000,000
0.44%, dated 11/24/09 due 2/22/10 (Collateralized by Equity Securities valued at $27,031,605) (d)(e)	25,027,500	25,000,000
Morgan Stanley & Co. at:
0.43%, dated 11/18/09 due 2/16/10 (Collateralized by Equity Securities valued at $27,504,271)	25,026,875	25,000,000
0.47%, dated 9/29/09 due 1/4/10 (Collateralized by Equity Securities valued at $27,522,620)	25,031,660	25,000,000
0.75%, dated 10/16/09 due 1/14/10 (Collateralized by Corporate Obligations valued at $55,761,632, 0.37%- 7.78%, 3/20/13 - 12/5/51)	50,093,750	50,000,000
UBS Securities LLC at 0.35%, dated 9/30/09 due 1/4/10 (Collateralized by Corporate Obligations valued at $12,432,543, 6.25%- 8.38%, 11/1/11 - 3/15/38)	12,011,200	12,000,000
Wells Fargo Securities, LLC at 0.32%, dated 10/29/09 due 1/27/10 (Collateralized by Commercial Paper Obligations valued at $3,090,907, 1/25/10)	3,002,400	3,000,000
TOTAL REPURCHASE AGREEMENTS		890,691,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $8,109,770,455)	8,109,770,455
NET OTHER ASSETS - (1.1)%	(89,395,974)
NET ASSETS - 100%	$ 8,020,374,481
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $333,625,875 or 4.2% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $186,972,000 or 2.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) The maturity amount is based on the rate at period end.

(f) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amount to $5,981,834. The principal amount of the outstanding reverse repurchase agreement is $6,000,000.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,000,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Metropolitan Life Insurance Co. 1.04%, 1/4/10	3/26/02	$ 5,000,000
New York Life Insurance Co.: 1.3%, 2/26/10	5/8/09	$ 19,000,000
1.43%, 12/30/09	3/23/09	$ 28,000,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$691,000 due 12/01/09 at 0.17%
BNP Paribas Securities Corp.	$ 65,016
Banc of America Securities LLC	65,013
Bank of America, NA	104,026
Barclays Capital, Inc.	41,935
Citigroup Global Markets, Inc.	39,009
Credit Suisse Securities (USA) LLC	26,006
Deutsche Bank Securities, Inc.	71,517
Goldman, Sachs & Co.	13,003
Greenwich Capital Markets, Inc.	26,006
HSBC Securities (USA), Inc.	26,006
ING Financial Markets LLC	88,421
J.P. Morgan Securities, Inc.	31,645
Merrill Lynch Government Securities, Inc.	9,102
Morgan Stanley & Co., Inc.	19,505
RBC Capital Markets Corp.	8,877
Societe Generale, New York Branch	26,006
UBS Securities LLC	20,805
Wachovia Bank NA	9,102
$ 691,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2009, the cost of investment securities for income tax purposes was $8,109,770,455.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Intermediate
Treasury Bond Index

November 30, 2009

1.841646.103

ITB-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.7%
	Principal Amount	Value
U.S. Treasury Obligations - 98.7%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 20,724,000	$ 26,538,056
7.5% 11/15/16	17,771,000	23,191,155
8.125% 8/15/19	17,421,000	24,518,699
8.75% 5/15/17	15,484,000	21,669,130
8.875% 8/15/17	10,141,000	14,339,212
8.875% 2/15/19	12,114,000	17,652,375
9% 11/15/18	7,679,000	11,230,538
9.125% 5/15/18	8,467,000	12,382,988
9.25% 2/15/16	6,430,000	8,971,856
9.875% 11/15/15	2,679,000	3,809,830
10.625% 8/15/15	3,689,000	5,351,356
11.25% 2/15/15	9,740,000	14,171,700
U.S. Treasury Notes:
2.375% 3/31/16	37,809,000	37,602,223
2.625% 2/29/16	25,445,000	25,715,353
2.625% 4/30/16	26,142,000	26,346,221
2.75% 11/30/16	16,676,000	16,743,738
2.75% 2/15/19	80,043,000	77,454,089
3% 8/31/16	49,460,000	50,727,413
3% 9/30/16	42,988,000	43,995,553
3.125% 10/31/16	45,442,000	46,787,492
3.125% 5/15/19	84,498,000	84,148,094
3.25% 6/30/16	32,611,000	34,058,113
3.25% 7/31/16	50,586,000	52,767,521
3.375% 11/15/19	36,646,000	37,212,914
3.5% 2/15/18	50,673,000	52,652,389
3.625% 8/15/19	90,262,000	93,463,500
3.75% 11/15/18	75,076,000	78,788,733
3.875% 5/15/18	37,031,000	39,417,759
4% 2/15/15	42,375,000	46,450,289
4% 8/15/18	42,412,000	45,420,622
4.125% 5/15/15	35,635,000	39,254,162
4.25% 8/15/15	38,861,000	42,999,075
4.25% 11/15/17	19,646,000	21,538,460
4.5% 11/15/15	32,446,000	36,390,201
4.5% 2/15/16	49,968,000	56,038,313
4.5% 5/15/17	26,678,000	29,783,479
4.625% 11/15/16	62,959,000	70,966,629
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.625% 2/15/17	$ 29,906,000	$ 33,679,300
4.75% 8/15/17	27,422,000	31,066,137
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,382,840,126)		1,435,294,667
Cash Equivalents - 1.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $18,955,000)	$ 18,955,088	18,955,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,401,795,126)		1,454,249,667
NET OTHER ASSETS - 0.0%		115,272
NET ASSETS - 100%		$ 1,454,364,939
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$18,955,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 3,710,376
J.P. Morgan Securities, Inc.	1,855,188
Mizuho Securities USA, Inc.	6,771,437
RBC Capital Markets Corp.	124,841
UBS Securities LLC	6,493,158
$ 18,955,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $1,401,712,540. Net unrealized appreciation aggregated $52,537,127, of which $55,427,015 related to appreciated investment securities and $2,889,888 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2009

1.841649.103

LBX-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
3.5% 2/15/39	$ 11,192,000	$ 9,878,686
4.25% 5/15/39	15,703,000	15,845,301
4.375% 2/15/38	6,749,000	6,949,364
4.375% 11/15/39	5,800,000	5,983,970
4.5% 2/15/36	10,512,000	11,068,810
4.5% 5/15/38	9,018,000	9,480,173
4.5% 8/15/39	17,562,000	18,475,769
4.75% 2/15/37	6,279,000	6,857,848
5% 5/15/37	6,156,000	6,988,981
5.25% 11/15/28	4,279,000	4,961,633
5.25% 2/15/29	4,060,000	4,700,717
5.375% 2/15/31	6,199,000	7,303,197
5.5% 8/15/28	4,287,000	5,111,579
6% 2/15/26	4,803,000	6,012,756
6.125% 11/15/27	7,171,000	9,122,860
6.125% 8/15/29	3,655,000	4,679,540
6.25% 8/15/23	8,097,000	10,260,421
6.25% 5/15/30	6,554,000	8,530,437
6.375% 8/15/27	2,835,000	3,695,247
6.5% 11/15/26	3,258,000	4,290,887
6.625% 2/15/27	2,829,000	3,770,084
6.75% 8/15/26	2,530,000	3,410,756
6.875% 8/15/25	4,235,000	5,737,764
7.125% 2/15/23	4,728,000	6,416,785
7.25% 8/15/22	3,572,000	4,882,478
7.5% 11/15/24	3,368,000	4,782,560
7.625% 11/15/22	2,190,000	3,085,163
7.625% 2/15/25	3,323,000	4,770,063
7.875% 2/15/21	3,714,000	5,237,899
8% 11/15/21	9,879,000	14,159,383
8.125% 5/15/21	2,892,000	4,157,250
8.125% 8/15/21	3,076,000	4,435,207
8.5% 2/15/20	2,799,000	4,060,299
8.75% 5/15/20	2,178,000	3,217,315
8.75% 8/15/20	5,081,000	7,529,407
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $233,120,429)		239,850,589
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $2,237,000)	$ 2,237,010	$ 2,237,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $235,357,429)		242,087,589
NET OTHER ASSETS - 0.0%		(34,849)
NET ASSETS - 100%		$ 242,052,740
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,237,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 437,885
J.P. Morgan Securities, Inc.	218,943
Mizuho Securities USA, Inc.	799,140
RBC Capital Markets Corp.	14,733
UBS Securities LLC	766,299
$ 2,237,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $235,556,061. Net unrealized appreciation aggregated $6,531,528, of which $8,456,206 related to appreciated investment securities and $1,924,678 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Short-Term Treasury
Bond Index Fund

November 30, 2009

1.841647.103

STD-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Notes:
0.875% 12/31/10	$ 8,523,000	$ 8,576,269
0.875% 2/28/11	25,444,000	25,606,994
0.875% 3/31/11	9,727,000	9,790,829
0.875% 4/30/11	9,413,000	9,474,768
0.875% 5/31/11	8,443,000	8,500,058
1% 8/31/11	10,424,000	10,507,069
1% 9/30/11	11,180,000	11,263,850
1% 10/31/11	11,280,000	11,361,103
1.125% 6/30/11	10,114,000	10,220,278
1.125% 12/15/11	6,870,000	6,928,505
1.125% 1/15/12	7,060,000	7,115,153
1.375% 2/15/12	7,071,000	7,163,807
1.375% 3/15/12	6,097,000	6,175,596
1.375% 4/15/12	6,216,000	6,295,155
1.375% 5/15/12	8,221,000	8,321,198
1.375% 9/15/12	8,705,000	8,792,050
1.375% 10/15/12	5,297,000	5,345,833
1.5% 7/15/12	7,593,000	7,709,864
1.5% 12/31/13	6,781,000	6,752,391
1.75% 11/15/11	6,682,000	6,825,556
1.75% 8/15/12	8,033,000	8,199,934
1.75% 1/31/14	5,959,000	5,985,535
1.75% 3/31/14	7,199,000	7,211,375
1.875% 6/15/12	7,057,000	7,231,774
1.875% 2/28/14	5,643,000	5,690,616
1.875% 4/30/14	7,412,000	7,446,747
2% 11/30/13	5,763,000	5,865,201
2.125% 11/30/14	10,283,000	10,343,258
2.25% 5/31/14	6,904,000	7,044,779
2.375% 8/31/14	9,569,000	9,778,322
2.375% 9/30/14	10,097,000	10,307,623
2.375% 10/31/14	9,706,000	9,890,220
2.625% 6/30/14	8,551,000	8,856,963
2.625% 7/31/14	9,503,000	9,832,640
2.75% 10/31/13	1,196,000	1,252,249
3.125% 4/30/13	1,226,000	1,302,625
3.125% 8/31/13	33,236,000	35,295,070
3.375% 11/30/12	42,585,000	45,466,131
3.375% 7/31/13	4,732,000	5,072,482
3.625% 12/31/12	2,582,000	2,777,465
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.875% 10/31/12	$ 3,289,000	$ 3,556,744
4% 2/15/14	6,529,000	7,157,926
4.25% 1/15/11	2,976,000	3,107,712
4.25% 8/15/13	7,014,000	7,741,155
4.25% 8/15/14	5,688,000	6,313,236
4.25% 11/15/14	2,553,000	2,831,435
4.375% 12/15/10	3,592,000	3,744,380
4.5% 2/28/11	3,580,000	3,765,713
4.5% 11/30/11	3,747,000	4,033,001
4.5% 3/31/12	3,986,000	4,324,188
4.625% 8/31/11	4,214,000	4,515,895
4.625% 10/31/11	17,921,000	19,293,784
4.625% 12/31/11	4,114,000	4,446,012
4.625% 2/29/12	3,751,000	4,073,939
4.625% 7/31/12	3,382,000	3,713,331
4.75% 3/31/11	3,931,000	4,159,489
4.75% 5/31/12	6,182,000	6,776,053
4.75% 5/15/14	6,091,000	6,881,405
4.875% 4/30/11	8,746,000	9,298,091
4.875% 5/31/11	2,759,000	2,943,831
4.875% 7/31/11	10,824,000	11,615,927
4.875% 2/15/12	3,840,000	4,185,900
4.875% 6/30/12	2,531,000	2,788,846
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $508,816,086)		518,845,328
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Government Obligations) # (Cost $2,133,000)	$ 2,133,010	2,133,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $510,949,086)		520,978,328
NET OTHER ASSETS - 0.2%		793,696
NET ASSETS - 100%		$ 521,772,024
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,133,000 due 12/01/09 at 0.17%
Deutsche Bank Securities, Inc.	$ 417,527
J.P. Morgan Securities, Inc.	208,764
Mizuho Securities USA, Inc.	761,988
RBC Capital Markets Corp.	14,048
UBS Securities LLC	730,673
$ 2,133,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $510,908,289. Net unrealized appreciation aggregated $10,070,039, of which $10,084,887 related to appreciated investment securities and $14,848 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010